Derivative Instruments and Hedging Activities - Interest Rate Swaps (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2024
Cash Flow Hedging | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			$ 1,700.0
Cash Flow Hedging | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			300.0
Cash Flow Hedging | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			700.0
Cash Flow Hedging | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			200.0
Cash Flow Hedging | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			300.0
Cash Flow Hedging | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			50.0
Cash Flow Hedging | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			100.0
Cash Flow Hedging | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			50.0
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Notional Amount			1,700.0				$ 1,700.0
Designated as Hedging Instrument | Tranche One | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount			$ 300.0
Fixed rate paid or received			2.915%
Designated as Hedging Instrument | Tranche Two | Interest rate swaps | Interest Rate Swap 2, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount			$ 700.0
Fixed rate paid or received			2.915%
Designated as Hedging Instrument | Tranche Three | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.723%, Effective Date June 25, 2018
Derivative [Line Items]
Notional Amount			$ 200.0
Fixed rate paid or received			2.723%
Designated as Hedging Instrument | Tranche Four | Interest rate swaps
Derivative [Line Items]
Notional Amount			$ 300.0
Fixed rate paid or received			2.885%
Designated as Hedging Instrument | Tranche Five | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.744%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 50.0
Fixed rate paid or received			2.744%
Designated as Hedging Instrument | Tranche Six | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.808%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 100.0
Fixed rate paid or received			2.808%
Designated as Hedging Instrument | Tranche Seven | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.728%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 50.0
Fixed rate paid or received			2.728%
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swaption
Derivative [Line Items]
Notional Amount					$ 1,700.0
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps
Derivative [Line Items]
Notional Amount		$ 345.0
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 4.045%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 65.0
Fixed rate paid or received		4.045%
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.803%, Effective Date August 15, 2024
Derivative [Line Items]
Fixed rate paid or received		3.803%
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.970%, Effective Date December 15, 2024
Derivative [Line Items]
Notional Amount		$ 125.0
Fixed rate paid or received		3.97%
Designated as Hedging Instrument | Cash Flow Hedging | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Aug. 15, 2024	May 23, 2018		May 23, 2018
Notional Amount					$ 300.0
Fixed rate paid or received			2.915%		2.915%
Maturity Date		Sep. 15, 2026	Mar. 24, 2025		Mar. 24, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Aug. 15, 2024	May 23, 2018		May 23, 2018
Notional Amount					$ 700.0
Fixed rate paid or received			2.915%		2.915%
Maturity Date		Aug. 15, 2026	Mar. 24, 2025	[1]	Mar. 24, 2025	[1]
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Two | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.803%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 77.5
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Aug. 15, 2024	Jun. 25, 2018		Jun. 25, 2018
Notional Amount					$ 200.0
Fixed rate paid or received			2.723%		2.723%
Maturity Date		Sep. 15, 2026	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Three | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.810%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 77.5
Fixed rate paid or received		3.81%
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Effective Date		Dec. 15, 2024	Jul. 31, 2018		Jul. 31, 2018
Notional Amount					$ 300.0
Fixed rate paid or received			2.885%		2.885%
Maturity Date		Dec. 15, 2026	Mar. 23, 2025	[1]	Mar. 23, 2025	[1]
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount					$ 50.0
Fixed rate paid or received			2.744%		2.744%
Maturity Date	[1]		Mar. 23, 2025		Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount					$ 100.0
Fixed rate paid or received			2.808%		2.808%
Maturity Date	[1]		Mar. 23, 2025		Mar. 23, 2025
Designated as Hedging Instrument | Cash Flow Hedging | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount					$ 50.0
Fixed rate paid or received			2.728%		2.728%
Maturity Date	[1]		Mar. 23, 2025		Mar. 23, 2025
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Notional Amount		$ 345.0	$ 1,700.0
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount			$ 300.0
Fixed rate paid or received			2.915%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap 2, Fixed Rate Paid 2.915%, Effective Date May 23, 2018
Derivative [Line Items]
Notional Amount			$ 700.0
Fixed rate paid or received			2.915%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.723%, Effective Date June 25, 2018
Derivative [Line Items]
Notional Amount			$ 200.0
Fixed rate paid or received			2.723%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.885%, Effective Date July 31, 2018
Derivative [Line Items]
Notional Amount			$ 300.0
Fixed rate paid or received			2.885%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.744%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 50.0
Fixed rate paid or received			2.744%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.808%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 100.0
Fixed rate paid or received			2.808%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 2.728%, Effective Date December 24, 2018
Derivative [Line Items]
Notional Amount			$ 50.0
Fixed rate paid or received			2.728%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 4.045%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 65.0
Fixed rate paid or received		4.045%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.803%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 77.5
Fixed rate paid or received		3.803%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.810%, Effective Date August 15, 2024
Derivative [Line Items]
Notional Amount		$ 77.5
Fixed rate paid or received		3.81%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Interest rate swaps | Interest Rate Swap, Fixed Rate Paid 3.970%, Effective Date December 15, 2024
Derivative [Line Items]
Notional Amount		$ 125.0
Fixed rate paid or received		3.97%
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Swaption
Derivative [Line Items]
Notional Amount			$ 1,700.0		$ 1,700.0
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche One | Interest Rate Swaption
Derivative [Line Items]
Effective Date			May 23, 2018		May 23, 2018
Notional Amount			$ 300.0		$ 300.0
Fixed rate paid or received			2.915%		2.915%
Maturity Date			Mar. 24, 2025		Mar. 24, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Two | Interest Rate Swaption
Derivative [Line Items]
Effective Date			May 23, 2018		May 23, 2018
Notional Amount			$ 700.0		$ 700.0
Fixed rate paid or received			2.915%		2.915%
Maturity Date			Mar. 24, 2025		Mar. 24, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Three | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Jun. 25, 2018		Jun. 25, 2018
Notional Amount			$ 200.0		$ 200.0
Fixed rate paid or received			2.723%		2.723%
Maturity Date			Mar. 23, 2025		Mar. 23, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Four | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Jul. 31, 2018		Jul. 31, 2018
Notional Amount			$ 300.0		$ 300.0
Fixed rate paid or received			2.885%		2.885%
Maturity Date			Mar. 23, 2025		Mar. 23, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Five | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount			$ 50.0		$ 50.0
Fixed rate paid or received			2.744%		2.744%
Maturity Date			Mar. 23, 2025		Mar. 23, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Six | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount			$ 100.0		$ 100.0
Fixed rate paid or received			2.808%		2.808%
Maturity Date			Mar. 23, 2025		Mar. 23, 2025
LIONS GATE ENTERTAINMENT CORP [Member] | Designated as Hedging Instrument | Cash Flow Hedging | Tranche Seven | Interest Rate Swaption
Derivative [Line Items]
Effective Date			Dec. 24, 2018		Dec. 24, 2018
Notional Amount			$ 50.0		$ 50.0
Fixed rate paid or received			2.728%		2.728%
Maturity Date			Mar. 23, 2025		Mar. 23, 2025

[1]	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022